Offerings - Offering: 1	Jun. 24, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.086 per share ("Common Stock")
Amount Registered | shares	4,568,455
Proposed Maximum Offering Price per Unit | $ / shares	1.17
Maximum Aggregate Offering Price	$ 5,345,092.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 818.34
Offering Note	Represents an aggregate of 4,568,455 shares of Common Stock, which includes 4,568,455 shares of Common Stock that may be issued upon the exercise of warrants, held by the selling securityholders named in the prospectus that forms a part of this registration statement (this “Registration Statement”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers (i) such additional number of shares of Common Stock issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and calculated based upon the average of the high and low prices of the Common Stock on The Nasdaq Stock Market LLC on June 16, 2025, which date is within five business days prior to the filing of this Registration Statement.